Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]

	2020		2019
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
		$		$
Balance - January 1	4,939,344	14.40	4,305,980	14.49
Granted (i)	1,201,100	13.51	1,292,200	13.51
Issued - Barkerville replacement share options (ii)	—	—	1,005,478	14.89
Exercised	(673,470)	11.27	(1,504,515)	14.29
Forfeited	(341,300)	13.61	(151,800)	13.74
Expired	(884,805)	16.56	(7,999)	15.80
Balance - December 31	4,240,869	14.22	4,939,344	14.40
Options exercisable - December 31	2,208,070	14.96	2,988,713	14.87

(i) Options were granted to officers, management, employees and/or consultants.

(ii) Share options issued as replacement share options following the acquisition of Barkerville (Note 9).

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
		Options outstanding		Options exercisable
			Weighted
			average
		Weighted	remaining		Weighted
Exercise		average	contractual		average
price range	Number	exercise price	life (years)	Number	exercise price
$		$			$

9.83 - 12.97	888,414	12.70	3.3	489,580	12.66
13.10 - 14.78	2,505,546	13.55	3.0	901,581	13.56
15.97 - 18.07	763,014	16.79	1.5	733,014	16.82
24.72 - 27.77	83,895	27.12	1.1	83,895	27.12
	4,240,869	14.22	2.8	2,208,070	14.96

Disclosure of detailed information about options, valuation assumptions [Table Text Block]

	2020	2019
Dividend per share	1%	1%
Expected volatility	39%	34%
Risk-free interest rate	0.3%	2%
Expected life	46 months	49 months
Weighted average share price	$13.51	$13.51
Weighted average fair value of options granted	$3.56	$3.41

Disclosure of deferred and restricted share units [Table Text Block]
	2020		2019
	DSU(i) (equity)	RSU(ii) (equity)	DSU (cash)	DSU(i) (equity)	RSU (cash)	RSU(ii) (equity)

Balance - January 1	325,207	1,190,038	317,209	—	3,046	848,759
Granted	97,995	504,560	—	66,000	—	592,300
Reinvested dividends	5,558	17,143	2,352	2,529	23	14,600
Settled	(20,196)	(365,399)	(37,185)	(16,866)	(3,069)	(176,704)
Transfer from cash-settled to equity-settled (iii)	—	—	(282,376)	282,376	—	—
Forfeited	—	(103,440)	—	(8,832)	—	(88,917)
Balance - December 31	408,564	1,242,902	—	325,207	—	1,190,038
Balance - Vested	309,862	—	—	267,565	—	70,320

Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about options, valuation assumptions [Table Text Block]
2020
Dividend per share	—
Expected volatility	63%
Risk-free interest rate	0.4%
Expected life	48 months
Weighted average share price	$7.62
Weighted average fair value of options granted	$3.64